NET INVESTMENT INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2024
NET INVESTMENT INCOME (LOSS)
Schedule of net investment income (loss) on equity securities

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Net investment income (loss)	(9,810,585)	24,093,019	8,788,576	1,204,030